8. DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
8. DEBT

First Group Film Funding

During the years ended December 31, 2013 and 2014, the Company entered into various loan and security agreements with individual noteholders (the “First Loan and Security Noteholders”) for notes with an aggregate principal amount of $11,945,219 to finance future motion picture projects (the “First Loan and Security Agreements”). During the year ended December 31, 2015, one of the First Loan and Security Noteholders increased its funding under its respective First Loan and Security Agreement for an additional $500,000 note and the Company used the proceeds to repay $405,219 to another First Loan and Security Noteholder. Pursuant to the terms of the First Loan and Security Agreements, the notes accrued interest at rates ranging from 11.25% to 12% per annum, payable monthly through June 30, 2015. During 2015, the Company exercised its option under the First Loan and Security Agreements, to extend the maturity date of these notes until December 31, 2016. In consideration for the Company’s exercise of the option to extend the maturity date, the Company was required to pay a higher interest rate, increasing by 1.25% resulting in rates ranging from 12.50% to 13.25%. The First Loan and Security Noteholders, as a group, were to receive the Company’s entire share of the proceeds from the motion picture productions funded under the First Loan and Security Agreements, on a prorata basis, until the principal investment was repaid. Thereafter, the First Loan and Security Noteholders, as a group, would have the right to participate in 15% of the Company’s future profits from these projects (defined as the Company’s gross revenues of such projects less the aggregate amount of principal and interest paid for the financing of such projects) on a prorata basis based on each First Loan and Security Noteholder's loan commitment as a percentage of the total loan commitments received to fund specific motion picture productions.

On May 31, 2016 and June 30, 2016, the Company entered into debt exchange agreements with certain First Loan and Security Noteholders on substantially similar terms to convert an aggregate of $11,340,000 of principal and $1,811,490 of accrued interest into shares of Common Stock. Pursuant to the terms of such debt exchange agreements, the Company agreed to convert the debt owed to certain First Loan and Security Noteholders into Common Stock at an exchange rate of $5.00 per share and issued 2,630,298 shares of Common Stock.

During the three months ended March 31, 2017 and 2016, the Company expensed $0 and $403,808, respectively in interest related to the First Loan and Security Agreements. The Company did not have any debt outstanding or accrued interest as of March 31, 2017 and December 31, 2016 related to the First Loan and Security Agreements on its condensed consolidated balance sheets.

Web Series Funding

During the years ended December 31, 2014 and 2015, the Company entered into various loan and security agreements with individual noteholders (the “Web Series Noteholders”) for an aggregate principal amount of notes of $4,090,000 which the Company used to finance production of its 2015 web series (the “Web Series Loan and Security Agreements”). Under the Web Series Loan and Security Agreements, the Company issued promissory notes that accrued interest at rates ranging from 10% to 12% per annum payable monthly through August 31, 2015, with the exception of one note that accrued interest through February 29, 2016. During 2015, the Company exercised its option under the Web Series Loan and Security Agreements to extend the maturity date of these notes to August 31, 2016. In consideration for the Company’s exercise of the option to extend the maturity date, the Company was required to pay a higher interest rate, increasing 1.25% resulting in interest rates ranging from 11.25% to 13.25%. Pursuant to the terms of the Web Series Loan and Security Agreements, the Web Series Noteholders, as a group, would have had the right to participate in 15% of the Company’s future profits generated by the series (defined as the Company’s gross revenues of such series less the aggregate amount of principal and interest paid for the financing of such series) on a prorata basis based on each Web Series Noteholder's loan commitment as a percentage of the total loan commitments received to fund the series.

During 2016 the Company entered into thirteen individual debt exchange agreements (the “Web Series Debt Exchange Agreements”) on substantially similar terms with the Web Series Noteholders. Pursuant to the terms of the Web Series Debt Exchange Agreements, the Company and each Web Series Noteholder agreed to convert an aggregate of $4,204,547 of principal and accrued interest under the Web Series Loan and Security Agreements into an aggregate of 840,910 shares of Common Stock at an exchange price of $5.00 per share as payment in full of each of the notes issued under the Web Series Loan and Security Agreements. Mr. Nicholas Stanham, director of the Company, was one of the Web Series Noteholders that converted his note into shares of Common Stock.  For the three months ended March 31, 2016, the Company recorded a loss on extinguishment of debt in the amount of $576,676 due to the market price of the Common Stock being $6.00 per share on the date of the exchange.

During the three months ended March 31, 2017 and 2016, the Company recorded expense of $0 and $243,254 respectively, in interest related to the Web Series Loan and Security Agreements. The Company did not have any debt outstanding or accrued interest as of March 31, 2017 and December 31, 2016 related to the Web Series Loan and Security Agreements on its condensed consolidated balance sheets.

Second Group Film Funding

During the year ended December 31, 2015, the Company entered into various loan and security agreements with individual noteholders (the “Second Loan and Security Noteholders”) for notes with an aggregate principal amount of $9,274,327 to fund a new group of film projects (the “Second Loan and Security Agreements”). Of this total aggregate amount, notes with an aggregate principal amount of $8,774,327 were issued in exchange for debt that had originally been incurred by Dolphin Entertainment, primarily related to the production and distribution of the motion picture, “Believe”. The remaining $500,000 of principal amount was related to a note issued in exchange for cash.  The notes issued pursuant to the Second Loan and Security Agreements accrue interest at rates ranging from 11.25% to 12% per annum, payable monthly through December 31, 2016. The Company did not exercise its option to extend the maturity date of these notes until July 31, 2018. The Second Loan and Security Noteholders, as a group, were to receive the Company’s entire share of the proceeds from the related group of film projects, on a prorata basis, until the principal balance was repaid. Thereafter, the Second Loan and Security Noteholders, as a group, would have the right to participate in 15% of the Company’s future profits from such projects (defined as the Company’s gross revenues of such projects less the aggregate amount of principal and interest paid for the financing of such projects) on a prorata basis based on each Second Loan and Security Noteholder’s loan principal as a percentage of the total loan proceeds received to fund the specific motion picture productions.

During 2016, the Company entered into various debt exchange agreements on substantially similar terms with certain of the Second Loan and Security Noteholders to convert an aggregate of $4,344,350 of principal and accrued interest into shares of Common Stock. Pursuant to such debt exchange agreements, the Company agreed to convert the debt at an exchange price of $5.00 per share and issued 868,870 shares of Common Stock.  During 2016, the Company repaid one of the Second Loan and Security Noteholders its principal investment of $300,000.

During the three months ended March 31, 2017 and 2016, the Company recorded interest expense of $0 and $263,190, respectively, related to the Second Loan and Security Agreements.  The Company did not have any debt outstanding or accrued interest as of March 31, 2017 and December 31, 2016 related to the Second Loan and Security Agreements on its condensed consolidated balance sheets.

The Company accounts for the above agreements in accordance with ASC 470-10-25-2, which requires that cash received from an investor in exchange for the future payment of a specified percentage or amount of future revenue shall be classified as debt. The Company does not purport the arrangements to be a sale and the Company has significant continuing involvement in the generation of cash flows due to the noteholders.

Prints and Advertising Loan

During 2016, Dolphin Max Steel Holding, LLC, a Florida limited liability company (“Max Steel Holding”) and a wholly owned subsidiary of Dolphin Films, entered into a loan and security agreement (the “P&A Loan”) providing for $14,500,000 non-revolving credit facility that matures on August 25, 2017. The proceeds of the credit facility were used to pay a portion of the print and advertising expenses of the domestic distribution of “Max Steel”. To secure Max Steel Holding’s obligations under the Loan and Security Agreement, the Company granted to the lender a security interest in bank account funds totaling $1,250,000 pledged as collateral and recorded as restricted cash in the condensed consolidated balance sheet as of December 31, 2016, and rights to the assets of Max Steel Holdings, but without recourse to the assets of the Company. During the three months ended March 31, 2017, the Company agreed to allow the lender to apply the balance held as Restricted Cash to the loan balance. The loan is also partially secured by a $4,500,000 corporate guaranty from a party associated with the film. The lender has retained a reserve of $1,531,871 for loan fees and interest (the “Reserve”). Amounts borrowed under the credit facility will accrue interest at either (i) a fluctuating per annum rate equal to the 5.5% plus a base rate or (ii) a per annum rate equal to 6.5% plus the LIBOR determined for the applicable interest period. As March 31, 2017 and December 31, 2016, the Company had an outstanding balance of $9,688,855 and $12,500,000, respectively, including the Reserve, related to this agreement recorded on the condensed consolidated balance sheets. On its condensed consolidated statement of operations for the three months ended March 31, 2017, the Company recorded (i) interest expense of $220,155 related to the P&A Loan and (ii) $500,000 in direct costs from loan proceeds that were not used by the distributor for the marketing of the film and returned to the lender.

Production Service Agreement

During the year ended December 31, 2014, Dolphin Films entered into a financing agreement for the production of one of the Company’s feature film, Max Steel (the “Production Service Agreement”). The Production Service Agreement was for a total amount of $10,419,009 with the lender taking an $892,619 producer fee. The Production Service Agreement contained repayment milestones to be made during the year ended December 31, 2015, that if not met, accrued interest at a default rate of 8.5% per annum above the published base rate of HSBC Private Bank (UK) Limited until the maturity on January 31, 2016 or the release of the movie. Due to a delay in the release of Max Steel, the Company did not make the repayments as prescribed in the Production Service Agreement. As a result, the Company recorded accrued interest of $1,296,499 and $1,147,520, respectively, as of March 31, 2017 and December 31, 2016 in other current liabilities on the Company’s condensed consolidated balance sheets. The loan was partially secured by international distribution agreements entered into by the Company prior to the commencement of principal photography and the receipt of tax incentives. As a condition to the Production Service Agreement, the Company acquired a completion guarantee from a bond company for the production of the motion picture. The funds for the loan were held by the bond company and disbursed as needed to complete the production in accordance with the approved production budget. The Company recorded debt as funds were transferred from the bond company for the production.

As of March 31, 2017, and December 31, 2016 the Company had outstanding balances of $3,211,387 and $6,243,069, respectively, related to this debt on its condensed consolidated balance sheets.

Line of Credit

The Company’s subsidiary, 42West has a $1,500,000 revolving credit line agreement with City National Bank (“City National”), which matures on August 31, 2017.  The Company has notified City National of its intention to renew the credit line on substantially identical terms.   Borrowings bear interest at the bank’s prime lending rate plus 0.875%. The debt, including letters of credit outstanding, is collateralized by substantially all of the assets of 42West and guaranteed by the Principal Sellers of 42West.  The credit agreement requires the Company to meet certain covenants and includes limitations on distributions to members.  The outstanding loan balance as of March 31, 2017 is $500,000.

Kids Club Agreements

During February 2011, the Company entered into two agreements with individual parties (each a “Kids Club Agreement”) for the development of a child fan club for the promotion of a local university and its collegiate athletic program (the “Group Kids Club”). Under each Kids Club Agreement, each party paid the Company $50,000 in return for the participation of future revenue generated by the Group Kids Club. Pursuant to the terms of each of the Kids Club Agreements, the amount invested by the individual investor was to be repaid by the Group Kids Club, with a specified percentage of the Group Kids Club’s net receipts, until the total investment was recouped. Each individual party was to recoup its investment with a percentage of net revenue based upon a fraction, the numerator of which was the amount invested ($50,000), and the denominator of which was $500,000 (the “Investment Ratio”). Thereafter, each individual party was to share in a percentage of the net revenue of the Group Kids Club, in an amount equal to one half of the Investment Ratio. The Company had made aggregate payments of $45,000 under one of the two Kids Clubs Agreements. During the year ended December 31, 2016, the Company agreed to terminate such Kids Club Agreement with one of the parties for (i) $10,000, plus (ii) the balance of the original investment ($5,000). The Company paid such individual party $15,000 on July 18, 2016 in full settlement of the Company’s obligations under such Kids Club Agreement, and the Kids Club Agreement for such party was terminated. On October 3, 2016, the Company entered into a debt exchange agreement with the remaining party whereby The Company agreed to issue 12,000 shares of Common Stock at an exchange price of $5.00 per share to in exchange for (i) $10,000 plus (ii) the remaining party’s original investment of $50,000 to terminate the Kids Club Agreement.

For the years ended December 31, 2016 and 2015, there were no significant revenues generated or costs incurred related to the Group Kids Club. The Company balance of debt related to the Kids Club Agreements as of December 31, 2016 and 2015 was $0 and $100,000, respectively.

Equity Finance Agreements

During the years ended December 31, 2012 and 2011, the Company entered into Equity Finance Agreements (the “Equity Finance Agreements”) for the future production of web series and the option to participate in the production of future web series. The investors contributed a total investment of $1,000,000 and had the ability to share in the future revenues of the relevant web series, on a prorata basis, until the total investment was recouped and then would have shared at a lower percentage of the additional revenues. The Equity Finance Agreements stated that prior to December 31, 2012, the Company could utilize all, or any portion, of the total investment to fund any chosen production. Per the Equity Finance Agreements, the Company was entitled to a producer’s fee, not to exceed $250,000, for each web series that it produced before calculating the share of revenues owed to the investors. The Company invested these funds in eleven projects. On January 1, 2013, the “production cycle”, as defined in the Equity Finance Agreements, ceased and the investors were entitled to share in the future revenues of any productions for which the funds invested were used. Based on the producer’s gross revenues, (as defined in the Equity Finance Agreements) for the productions to date and the amount of investor funds used to date, the Company was not required to pay the investors any amount in excess of the existing liability already recorded as of December 31, 2016 and 2015. Two of the productions were completed as of December 31, 2016 and there was no producer gross revenue as defined in the Equity Finance Agreements for each of the years ended December 31, 2016 and 2015 related to those two productions The costs of the other nine projects was impaired and no future projects are planned with funds from the Equity Finance Agreements. As a result, the investors did not recoup any of their investment.

On June 23, 2016, the Company entered into a settlement agreement (the “Settlement”) with one of the Equity Finance Agreement investors that had originally contributed $105,000. Pursuant to the terms of the Settlement, the Company made a payment of $200,000 to the investor on June 24, 2016 resulting in a loss on extinguishment of debt of $95,000 recorded in the consolidated statement of operations for the year ended December 31, 2016. On October 3, 13 and 27, 2016, the Company entered into debt exchange agreements with three Equity Finance Agreement three investors to issue an aggregate total of 66,200 shares of Common Stock at an exchange price of $5.00 per share to terminate each of their Equity Finance Agreements for a cumulative original investment amount of $331,000. On the date of the conversions the market price of the Common Stock was between $6.25 and $6.75 and as a result, the Company recorded a loss on extinguishment of debt of $112,025, related to these three agreements, on its consolidated statement of operations. On December 29, 2016, the Company entered into a termination agreement whereby the Company agreed to issue Warrant “K” to another investor that entitles the warrant holder to purchase 170,000 shares of Common Stock at an exercise price of $0.015 per share in return for terminating its Equity Finance Agreement. As a result, the Company recorded a loss on extinguishment of debt of $538,685 on the consolidated statement of operations for the year ended December 31, 2016 based on the difference between the fair value of the Warrant “K” and the carrying amount of the balance owed to the investor under the Equity Finance Agreement on the date the Equity Finance Agreement was terminated. The Company balance of debt related to the Equity Finance Agreements as of December 31, 2016 and 2015 was $0 and $1,000,000, respectively.

Loan and Security Agreements

First Group Film Funding

During the years ended December 31, 2013 and 2014, the Company entered into various loan and security agreements with individual noteholders (the “First Loan and Security Noteholders”) for notes with an aggregate principal amount of $11,945,219 to finance future motion picture projects (the “First Loan and Security Agreements”). During the year ended December 31, 2015, one of the First Loan and Security Noteholders increased its funding under its respective First Loan and Security Agreement for an additional $500,000 note and the Company used the proceeds to repay $405,219 to another First Loan and Security Noteholder. Pursuant to the terms of the First Loan and Security Agreements, the notes accrued interest at rates ranging from 11.25% to 12% per annum, payable monthly through June 30, 2015. During 2015, the Company exercised its option under the First Loan and Security Agreements, to extend the maturity date of these notes until December 31, 2016. In consideration for the Company’s exercise of the option to extend the maturity date, the Company was required to pay a higher interest rate, increasing by 1.25% resulting in rates ranging from 12.50% to 13.25%. The First Loan and Security Noteholders, as a group, will receive the Company’s entire share of the proceeds from the motion picture productions funded under the First Loan and Security Agreements, on a prorata basis, until the principal investment is repaid. Thereafter, the First Loan and Security Noteholders, as a group, would have the right to participate in 15% of the Company’s future profits from these projects (defined as the Company’s gross revenues of such projects less the aggregate amount of principal and interest paid for the financing of such projects) on a prorata basis based on each First Loan and Security Noteholder's loan commitment as a percentage of the total loan commitments received to fund specific motion picture productions.

On May 31, 2016 and June 30, 2016, the Company entered into debt exchange agreements with certain First Loan and Security Noteholders on substantially similar terms to convert an aggregate of $11,340,000 of principal and $1,811,490 of accrued interest into shares of Common Stock. Pursuant to the terms of such debt exchange agreements, the Company agreed to convert the debt owed to certain First Loan and Security Noteholders into Common Stock at an exchange rate of $5.00 per share and issued 2,630,298 shares of Common Stock. On May 31, 2016, the market price of a share of Common Stock was $6.99 and on June 30, 2016 it was $6.08. As a result, the Company recorded losses on the extinguishment of debt on its consolidated statement of operations of $3,328,366 for the year ended December 31, 2016 based on the difference between the fair value of the Common Stock issued and the carrying amount of outstanding balance of the exchanged notes on the date of the exchange. On December 29, 2016, as part of a global settlement agreement with an investor that was the noteholder under each of the First Loan and Security Agreement, a Web Series Agreement and a Second Loan and Security Agreement, the Company entered into a debt exchange agreement whereby the Company issued Warrant “J” that entitles the warrant holder to purchase shares of Common Stock at a price of $0.015 per share in settlement of $1,160,000 of debt from the note under the First Loan and Security Agreement. See Note 16 for further discussion of Warrant “J”.

During the years ended December 31, 2016 and 2015, the Company expensed $518,767 and $$1,238,234, respectively in interest related to the First Loan and Security Agreements. As of December 31, 2016 and 2015, the Company had $0 and $9,334,303, respectively of outstanding debt related to the First Loan and Security Agreements and $0 and $602,661, respectively of accrued interest recorded in other current liabilities on the Company’s consolidated balance sheets.

Web Series Funding

During the years ended December 31, 2014 and 2015, the Company entered into various loan and security agreements with individual noteholders (the “Web Series Noteholders”) for an aggregate principal amount of notes of $4,090,000 which the Company used to finance production of its 2015 web series (the “Web Series Loan and Security Agreements”). Under the Web Series Loan and Security Agreements, the Company issued promissory notes that accrued interest at rates ranging from 10% to 12% per annum payable monthly through August 31, 2015, with the exception of one note that accrued interest through February 29, 2016. During 2015, the Company exercised its option under the Web Series Loan and Security Agreements to extend the maturity date of these notes to August 31, 2016. In consideration for the Company’s exercise of the option to extend the maturity date, the Company was required to pay a higher interest rate, increasing 1.25% resulting in interest rates ranging from 11.25% to 13.25%. Pursuant to the terms of the Web Series Loan and Security Agreements, the First Loan and Security Noteholders, as a group, would have had the right to participate in 15% of the Company’s future profits generated by the series (defined as the Company’s gross revenues of such series less the aggregate amount of principal and interest paid for the financing of such series) on a prorata basis based on each Web Series Noteholder's loan commitment as a percentage of the total loan commitments received to fund the series.

On March 29, 2016 and June 30, 2016, the Company entered into eleven individual debt exchange agreements (the “Web Series Debt Exchange Agreements”) on substantially similar terms with the Web Series Noteholders. Pursuant to the terms of the Web Series Debt Exchange Agreements, the Company and each Web Series Noteholder agreed to convert an aggregate of $2,650,000 of principal and $289,017 of accrued interest under the Web Series Loan and Security Agreements into an aggregate of 587,804 shares of Common Stock at an exchange price of $5.00 per share as payment in full of each of the notes issued under the Web Series Loan and Security Agreements. Mr. Nicholas Stanham, director of the Company, was one of the Web Series Noteholders that converted his note into shares of Common Stock. On December 15 and December 20, 2016, the Company entered into substantially identical Subscription Agreements with two Web Series Noteholders to convert $1,265,530 of principal and interest into an aggregate of 253,106 shares of Common Stock at an exchange price of $5.00 per share as payment in full of each of the notes issued under the Web Series Loan and Security Agreements. The Company recorded a loss on extinguishment of debt of $1,489,582 on its consolidated statement of operations related to the Web Series Loan and Security Agreements due to the following market prices per share on the dates of the exchanges (i) $6.00 per share for 576,676 shares issued, (ii) $6.08 for 11,128 shares issued, (iii) $6.10 for 253,934 shares issued and (iv) $6.45 for 32,273 shares issued, which were in excess of the $5.00 per share exchange prices. On December 29, 2016, as part of a global settlement agreement with another investor that was the Noteholder of a First Loan and Security Agreement, a Web Series Agreement and a Second Loan and Security Agreement, the Company entered into a debt exchange agreement whereby the Company issued Warrant “J” that entitles the warrant holder to purchase shares of Common Stock at a price of $0.015 per share in settlement of $340,000 of debt from the Web Series Loan and Security Agreement. See Note 16 for further discussion of Warrant “J”.

During the years ended December 31, 2016 and 2015, the Company recorded expense of $31,487 and $388,320 respectively, in interest related to the Web Series Loan and Security Agreements. As of December 31, 2016 and 2015, respectively, the Company had outstanding balances of $0 and $4,090,000, respectively of principal and $0 and $173,211, respectively, of accrued interest recorded on the Company’s consolidated balance sheets.

Second Group Film Funding

During the year ended December 31, 2015, the Company entered into various loan and security agreements with individual noteholders (the “Second Loan and Security Noteholders”) for notes with an aggregate principal amount of $9,274,327 to fund a new group of film projects (the “Second Loan and Security Agreements”). Of this total aggregate amount, notes with an aggregate principal amount of $8,774,327 were issued in exchange for debt that had originally been incurred by Dolphin Entertainment, Inc., primarily related to the production and distribution of the motion picture, “Believe”. The remaining $500,000 of principal amount was related to a note issued in exchange for cash. The notes issued pursuant to the Second Loan and Security Agreements accrue interest at rates ranging from 11.25% to 12% per annum, payable monthly through December 31, 2016. The Company did not exercise its option to extend the maturity date of these notes until July 31, 2018. The Second Loan and Security Noteholders, as a group, will receive the Company’s entire share of the proceeds from the related group of film projects, on a prorata basis, until the principal balance is repaid. Thereafter, the Second Loan and Security Noteholders, as a group, would have the right to participate in 15% of the Company’s future profits from such projects (defined as the Company’s gross revenues of such projects less the aggregate amount of principal and interest paid for the financing of such projects) on a prorata basis based on each Second Loan and Security Noteholder’s loan principal as a percentage of the total loan proceeds received to fund the specific motion picture productions.

On May 31, 2016 and June 30, 2016, the Company entered into various debt exchange agreements on substantially similar terms with certain of the Second Loan and Security Noteholders to convert an aggregate of $4,003,337 of principal and $341,013 of accrued interest into shares of Common Stock. Pursuant to such debt exchange agreements, the Company agreed to convert the debt at an exchange price of $5.00 per share and issued 868,870 shares of Common Stock. On May 31, 2016, the market price of a share of the Common Stock was $6.99 and on June 30, 2016, it was $6.08. As a result, the Company recorded a loss on the extinguishment of debt of $1,312,059 on its consolidated statement of operations for the year ended December 31, 2016, due to the difference between the exchange price and the market price of the Common Stock on the dates of exchange. On June 22, 2016, the Company repaid one of the Second Loan and Security Noteholders its principal investment of $300,000. On December 29, 2016, as part of a global settlement agreement with an investor that was the noteholder under each of a First Loan and Security Agreement, a Web Series Agreement and a Second Loan and Security Agreement, the Company entered into a debt exchange agreement whereby the Company issued Warrant “J” that entitles the warrant holder to purchase shares of Common Stock at a price of $0.015 per share in settlement of $4,970,990 of debt from the note under the Second Loan and Security Agreement. See Note 16 for further discussion of Warrant “J”.

During the years ended December 31, 2016 and 2015, the Company recorded interest expense of $715,934 and $634,923, respectively, related to the Second Loan and Security Agreements.

As of December 31, 2016 and 2015, the Company had $0 and $9,334,303, respectively, of outstanding debt related to the Second Loan and Security Agreements and $0 and $228,040, respectively of accrued interest recorded in other current liabilities on the Company’s consolidated balance sheets.

The Company accounts for the above agreements in accordance with ASC 470-10-25-2, which requires that cash received from an investor in exchange for the future payment of a specified percentage or amount of future revenue shall be classified as debt. The Company does not purport the arrangements to be a sale and the Company has significant continuing involvement in the generation of cash flows due to the noteholders.

Production Service Agreement

During the year ended December 31, 2014, Dolphin Films entered into a financing agreement for the production of one of the Company’s feature film, Max Steel (the “Production Service Agreement”). The Production Service Agreement was for a total amount of $10,419,009 with the lender taking an $892,619 producer fee. The Production Service Agreement contained repayment milestones to be made during the year ended December 31, 2015, that if not met, accrued interest at a default rate of 8.5% per annum above the published base rate of HSBC Private Bank (UK) Limited until the maturity on January 31, 2016 or the release of the movie. Due to a delay in the release of Max Steel, the Company did not make the repayments as prescribed in the Production Service Agreement. As a result, the Company recorded accrued interest of $1,147,520 and $381,566, respectively, as of December 31, 2016 and 2015 in other current liabilities on the Company’s consolidated balance sheets. The loan was partially secured by international distribution agreements entered into by the Company prior to the commencement of principal photography and the receipt of tax incentives. As a condition to the Production Service Agreement, the Company acquired a completion guarantee from a bond company for the production of the motion picture. The funds for the loan were held by the bond company and disbursed as needed to complete the production in accordance with the approved production budget. The Company recorded debt as funds were transferred from the bond company for the production.

During the year ended December 31, 2016, the motion picture, Max Steel, was released in the US and delivered to the international distributors. International distributors made payments totaling $3,493,105 and $675,507 of Canadian tax incentives were received for an aggregate of $4,168,612 applied to the balance of the Production Service Agreement debt. As of December 31, 2016 and 2015 the Company had outstanding balances of $6,243,069 and $10,411,681, respectively, related to this debt on its consolidated statement of operations.

Loan and Security Agreement – (Prints and Advertising Loan)

On August 12, 2016, Dolphin Max Steel Holding, LLC, a Florida limited liability company (“Max Steel Holding”) and a wholly owned subsidiary of Dolphin Films, entered into a loan and security agreement (the “P&A Loan”) providing for $14,500,000 non-revolving credit facility that matures on August 25, 2017. The proceeds of the credit facility were used to pay a portion of the print and advertising expenses of the domestic distribution of “Max Steel”. To secure Max Steel Holding’s obligations under the Loan and Security Agreement, the Company has granted to the lender a security interest in bank account funds totaling $1,250,000 pledged as collateral and recorded as restricted cash in the consolidated balance sheet as of December 31, 2016, and rights to the assets of Max Steel Holdings, but without recourse to the assets of the Company. The loan is also partially secured by a $4,500,000 corporate guaranty from a party associated with the film. The lender has retained a reserve of $1,531,871 for loan fees and interest (the “Reserve”). Amounts borrowed under the credit facility will accrue interest at either (i) a fluctuating per annum rate equal to the 5.5% plus a base rate or (ii) a per annum rate equal to 6.5% plus the LIBOR determined for the applicable interest period. As of December 31, 2016, the Company had an outstanding balance of $12,500,000, including the Reserve, related to this agreement recorded on the consolidated balance sheet as of December 31, 2016. The Company recorded $10,168,129 in distribution and marketing costs related to the release of the feature film on the consolidated statement of operations for the year ended December 31, 2016.